Use of Special Purpose Entities and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Use Of Special Purpose Entities And Variable Interest Entities
Summary of key details related to securitization transactions
The following table summarizes the key details of the Company’s loan securitization transactions currently outstanding as of December 31, 2021 and 2020:

(Dollars in Thousands)	December 31, 2021		December 31, 2020
Aggregate unpaid principal balance of residential whole loans sold	$3,984,355		$2,232,561
Face amount of Senior Bonds issued by the VIE and purchased by third-party investors	$3,667,790		$1,862,068
Outstanding amount of Senior Bonds, at carrying value	$1,334,342	(1)	$645,027	(1)
Outstanding amount of Senior Bonds, at fair value	$1,316,131		$869,482
Outstanding amount of Senior Bonds, total	$2,650,473		$1,514,509
Weighted average fixed rate for Senior Bonds issued	1.58%	(2)	2.11%	(2)
Weighted average contractual maturity of Senior Bonds	36 years	(2)	41 years	(2)
Face amount of Senior Support Certificates received by the Company (3)	$283,930		$268,548
Cash received	$3,682,082		$1,853,408

(1)Net of $6.8 million and $3.2 million of deferred financing costs at December 31, 2021 and 2020, respectively.
(2)At December 31, 2021 and 2020, $329.0 million and $568.7 million, respectively, of Senior Bonds sold in securitization transactions contained a contractual coupon step-up feature whereby the coupon increases by either 100 or 300 basis points or more at 36 months from issuance if the bond is not redeemed before such date.
(3)Provides credit support to the Senior Bonds sold to third-party investors in the securitization transactions.